Note 7 - Revenue From Government Contract - 10Q (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer, Including Assessed Tax	$ 1,636,863	$ 0	$ 3,954,576	$ 0
Grant [Member] | BARDA Contract [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 1,636,863		$ 3,954,546